Share Capital and Public Offerings (Details)							12 Months Ended
	Dec. 13, 2022 USD ($) shares	Oct. 07, 2022 USD ($) $ / shares shares	Aug. 19, 2022 $ / shares shares	Apr. 25, 2022 USD ($) $ / shares shares	Mar. 05, 2022	Dec. 14, 2021	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2022 SFr / shares shares	Dec. 13, 2022 $ / shares shares	Dec. 13, 2022 kr / shares shares	Apr. 25, 2022 SFr / shares	Dec. 31, 2021 shares	Feb. 02, 2021 $ / shares
Share Capital and Public Offerings (Details) [Line Items]
Issued common shares							32,428,893
Common shares							32,428,893	5,747,126	5,747,126	5,747,126		16,223,389
Purchase price per share (in Dollars per share) | $ / shares				$ 1.04			$ 20,000,000		$ 0.87				$ 4.15
Warrants to purchase	5,747,127						1,258,215
Cash payment fee (in Dollars) | $							$ 700,000
Aggregate gross proceeds							5.00%
Number of common shares							150.00%
Exercise price per share (in Dollars per share) | $ / shares							$ 0.7
Share capital and public offerings description		the Company closed on a securities purchase agreement for the issuance in a private placement offering of (i) 5,194,802 common shares at a purchase price of $0.77 per share, and (ii) warrants to purchase up to an aggregate of 2,597,401 common shares at an exercise of $0.70 per share. The Company’s Chairman of the Board of Directors, Ronald Hafner, purchased 324,675 common shares in the offering and the Company’s Chief Medical Officer, George Apostol, purchased 1,298,701 common shares in the offering.					Pursuant to the purchase agreement, the Company agreed to grant BVF the right to participate in future offerings of the Company’s securities for a period from the first closing (the “First Closing”) until the earlier of (i) the 30-month anniversary of the initial closing date or (ii) until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding Common Shares. on the same terms, conditions and price provided for in the subsequent financing or the right to purchase a comparable security with a beneficial ownership limitation. In addition, the Company agreed to grant BVF the right to nominate one member to the Company’s Board of Directors and shall continue to recommend to its shareholders to elect such member for a period from the First Closing until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding common shares.
Cash placement fee percentage							3.50%
Aggregate principal balance (in Dollars) | $							$ 1,530,000
Common shares							2,516,429
Common shares				3,015,384
Purchase of common shares	574,712
sales agreement description					the Company entered into an ATM Sales Agreement (the “Sales Agreement”) with Virtu, as sales agent. Pursuant to the terms of the Sales Agreement, the Company may issue and sell from time to time its common shares through Virtu, acting as its sales agent, or directly to Virtu, acting as principal. On March 31, 2022, the Company sold 22,000 common shares through the Sales Agreement for approximately $31,000, net. Pursuant to the Company’s prospectus supplement filed on April 13, 2022, the Company may issue and sell its common shares having an aggregate offering price of up to $230,000 pursuant to the Sales Agreement.
Commission rate percentage							3.00%
Exercise price per share (in Dollars per share) | $ / shares		$ 0.7	$ 0.5	$ 1.04									$ 4.15
Expire date	5 years	5 years	2 years	5 years
Net proceeds received (in Dollars) | $	$ 272,892
Aggregate common shares		2,597,400	307,844	3,150,000
Class of warrant outstanding		806,510	67,008
Convertible notes payable (in Dollars) | $		$ 534,966		$ 1,477,835
Common share warrants (in Dollars) | $							$ 10,605,284
Treasury Stock, Shares												1,474,853
Diluted shares percentage						15.00%
Grant term							10 years
Options vested and exercisable							9 years 10 months 24 days
Options expected to vest							9 years 10 months 24 days
Price per unit (in Dollars per share) | $ / shares							$ 1.29
Aggregate intrinsic value for options outstanding and expected to vest (in Dollars) | $							$ 154,270
Intrinsic value of exercisable options (in Dollars) | $
Stock-based compensation expense (in Dollars) | $							22,730
Unrecognized stock-based compensation expense (in Dollars) | $							$ 306,508
Weighted-average period							2 years 3 months
Pre Funded Warrant [Member]
Share Capital and Public Offerings (Details) [Line Items]
Common per share | kr / shares										kr 0.02
Common shares				1,184,616
Common Stock [Member]
Share Capital and Public Offerings (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares									2.03
Maximum [Member]
Share Capital and Public Offerings (Details) [Line Items]
Common per share | $ / shares				$ 1.04					0.87
Minimum [Member]
Share Capital and Public Offerings (Details) [Line Items]
Common per share | SFr / shares								SFr 0.02			SFr 0.02
Pre Funded Warrant [Member]
Share Capital and Public Offerings (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares							$ 1.5
Exercise price per share (in Dollars per share) | $ / shares							2.03
Private Placement [Member]
Share Capital and Public Offerings (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 1.04
Purchase of common shares							3,150,000
Warrant [Member]
Share Capital and Public Offerings (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 0.7							$ 2.03
Expire date		5 years
Aggregate common shares		1,258,214
Mr. Ronald Hafner [Member]
Share Capital and Public Offerings (Details) [Line Items]
Purchase of common shares				95,984
Common shares offering				3,015,384
Mr. Hafner [Member]
Share Capital and Public Offerings (Details) [Line Items]
Cash placement fee percentage							7.00%